Annual Fund Operating Expenses - Iman Fund Series	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
Iman Fund Class K
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.30%)
Net Expenses (as a percentage of Assets)	1.00%

[1]	The Advisor has agreed to reduce the annual rate of its advisory fee to an annual rate of 0.70% of the Fund’s daily average net assets through September 30, 2026. The Advisor may extend or otherwise amend the terms of this arrangement, subject to approval of the Fund’s Board of Trustees, including a majority of the Trustees who are not interested persons (as defined in the Investment Company Act of 1940, as amended) after the term.